Document and Entity Information	Mar. 22, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001736297
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Mar. 22, 2024
Entity Registrant Name	Astera Labs, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-736297
Entity Tax Identification Number	82-3437062
Entity Address, Address Line One	2901 Tasman Drive
Entity Address, Address Line Two	Suite 205
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054
City Area Code	(408)
Local Phone Number	337-9056
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	ALAB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false